Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Estimated Useful Lives of Property, Plant and Equipment

Depreciation is calculated to write off the cost of items of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

Buildings	8 - 30 years
Telecommunications transceivers, switching centers, transmission and other network equipment	5 - 10 years
Office equipment, furniture, fixtures and others	3 - 10 years

Both the assets’ useful lives and residual values, if any, are reviewed annually.